Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of estimated useful lives of property, plant and equipment
•	Computer equipment	3 years

•	Machinery and equipment	5-10 years

•	Right-of-use (“ROU”) assets	useful life or the lease term, whichever is shorter